Mineral Property, Plant and Equipment (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Asset impairment	$ 47,168
Weighted average cost of capital rate	8.20%
Erie Plant [Member]
Statement Line Items [Line Items]
Amount paid for acquisition in associated infrastructure			$ 18,900
Fair market value shares			$ 13,953
Shares issued for acquisition			9,200,547
Borrowing costs		$ 14,751	$ 20,560
Development costs		$ 19,205	$ 21,150
Copper [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	$ 2.81
Copper [Member] | Top of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	2.97
Nickel [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	6.95
Nickel [Member] | Top of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	7.53
Palladium [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	1,139
Palladium [Member] | Top of range [Member]
Statement Line Items [Line Items]
Assumptions of sensitive price	$ 1,489